Basis of preparation (Details 1 - Textuals) - Eyemobile Tecnologia S.A. (“Eyemobile”) R$ in Thousands	Aug. 03, 2021 BRL (R$)
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	60.00%
Amount paid for the acquisition	R$ 19,415